STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Preferred Stock
Balance, amount at Dec. 13, 2023	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss	(1,309)	0	0	(1,309)	0
Balance, amount at Dec. 31, 2023	(1,309)	0	0	(1,309)	0
Net loss	(12,955)	$ 0	0	(12,955)	0
Issuance of common stock, shares		3,750,000
Issuance of common stock, amount	3,750	$ 3,750	0	0	$ 0
Issuance of preferred stock, shares					36
Issuance of preferred stock, amount	90,000	$ 0	90,000	0	$ 0
Balance, shares at Dec. 31, 2024		3,750,000			36
Balance, amount at Dec. 31, 2024	$ 79,486	$ 3,750	$ 90,000	$ (14,264)	$ 0